INCOME FROM INVESTMENTS (Schedule of Income from Investements) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Income From Investments [Abstract]
Fair value change on equity investments	$ 455,597	$ 1,196,085
Fair value change on bonds	(318,915)	(10,493)
Dividend income	110,293	103,968
Interest income	148,568	22,361
Income from investments	$ 395,543	$ 1,311,921